Significant Accounting Policies and Practices (Details) - Schedule of relevant assets and liabilities that are measured at fair value on recurring basis - Fair value on non-recurring [Member] - USD ($)
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies and Practices (Details) - Schedule of relevant assets and liabilities that are measured at fair value on recurring basis [Line Items]
Equity investments, at cost	$ 50,000
Total assets	50,000	$ 50,000	$ 217,096
Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1) [Member]
Significant Accounting Policies and Practices (Details) - Schedule of relevant assets and liabilities that are measured at fair value on recurring basis [Line Items]
Equity investments, at cost
Total assets
Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2) [Member]
Significant Accounting Policies and Practices (Details) - Schedule of relevant assets and liabilities that are measured at fair value on recurring basis [Line Items]
Equity investments, at cost
Total assets
Significant Unobservable Inputs (Level 3) [Member]
Significant Accounting Policies and Practices (Details) - Schedule of relevant assets and liabilities that are measured at fair value on recurring basis [Line Items]
Equity investments, at cost	50,000
Total assets	$ 50,000	$ 50,000	$ 217,096